The Company, basis of presentation and significant accounting policies (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2024 USD ($)
The Company, basis of presentation and significant accounting policies
Noncontrolling interests | €	€ 1,191,950	€ 1,191,950	€ 1,206,274
Number of companies consolidated		2,158	2,227
Number of first-time consolidations companies		39	33
Number of companies deconsolidated		108	151
Number of companies changed from consolidated to equity method investees		0	1
Number of companies accounted for by the equity method		57	57
Maximum
The Company, basis of presentation and significant accounting policies
Percentage of unconsolidated subsidiaries to Company's total assets, revenue, and operating income	1.00%	1.00%		1.00%
Liability for remaining coverage
The Company, basis of presentation and significant accounting policies
Insurance contracts liability (asset) | €	€ 0	€ 0
NewCo
The Company, basis of presentation and significant accounting policies
Proportion of ownership interests held by non-controlling interests	25.00%
Noncontrolling interests	€ 183,318	€ 183,318		$ 190,449
Lebanon
The Company, basis of presentation and significant accounting policies
Index at December 31, 2024	7,061.07	7,061.07		7,061.07
Calendar year increase		18.00%
(Gain) loss on net monetary position in EUR | €		€ (141)
Turkiye
The Company, basis of presentation and significant accounting policies
Index at December 31, 2024	2,684.55	2,684.55		2,684.55
Calendar year increase		44.00%
(Gain) loss on net monetary position in EUR | €		€ 12,014